As filed with the Securities and Exchange Commission on September 8, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22228

PNMAC Mortgage Opportunity Fund, LP

27001 Agoura Rd. Suite 350
Calabasas, California 91301

Jeff Grogin, Secretary
PNMAC MORTGAGE OPPORTUNITY FUND, LP
27001 Agoura Rd, Suite 350  Calabasas, California 91301

Copies to:

Richard T. Prins, Esq.
Skadden, Arps, Slate, Meagher & Flom LLP
Four Times Square
New York, New York 10036

(818) 224-7050

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2011

Item 1. Reports to Stockholders.

PNMAC Mortgage Opportunity Fund, LP

Semi-Annual Report

June 30, 2011

PNMAC Mortgage Opportunity Fund, LP
Table of Contents

PNMAC Mortgage Opportunity Fund, LP
Statement of Assets and Liabilities
June 30, 2011
(Unaudited)

Assets:

Investments, at fair value ($534,071,941)	$572,418,021
Margin deposit	10,306,514
Interest receivable	517,794
Other assets	8,852
Total assets	583,251,181

Liabilities:

Securities sold under agreements to repurchase	173,991,000
Payable to investment manager	1,476,903
Payable to affiliates	58,478
Interest payable	40,007
Accrued expenses and other liabilities	364,548
Total liabilities	175,930,936

Partners’ Capital	$407,320,245

Partners’ Capital Consists of:
General partner	$22,200,341
Limited partner	385,119,904
Total partners’ capital	$407,320,245

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP
Schedule of Investments
June 30, 2011
(Unaudited)

Description	Shares or Principal Amount	Fair Value

INVESTMENTS – 140.5%*
Mortgage Investments – 79.4%*
PNMAC Mortgage Co., LLC ^	$134,950,316	$177,343,792
PNMAC Mortgage Co. Funding, LLC ^	117,256,289	111,481,675
PNMAC Mortgage Co (FI), LLC ^	30,040,324	34,783,874
Total Mortgage Investments (Cost $282,246,929)	282,246,929	323,609,341

Mortgage-Backed Securities – 59.1%*
Countrywide Asset Backed Certificates, CWL 2005-11 AF6, 5.05%, due 2/25/36	2,658,799	2,405,416
Countrywide Asset Backed Certificates, CWL 2006-SD2 1A1, 0.58%, due 5/25/46	7,184,838	4,741,993
Ellington Loan Acquisition Trust, ELAT 2007-1 A2A1, 1.23%, due 5/26/37	796,389	708,787
PennyMac Loan Trust, PNMAC 2010-NPL1 M2, 5.00%, due 5/1/2050** ^	38,791,897	34,912,708
GSAMP Trust, GSAMP 2006-HE6 A2, 5.41%, due 8/25/2036**	21,480,836	20,460,496
Morgan Stanley Capital Inc, MSAC 2007-NC3 A2A, 5.38%, due 5/25/2037**	23,892,870	22,220,369
Morgan Stanley Home Equity Loan Trust, MSHEL 2006-2 A3, 4.99%, due 2/25/2036**	21,154,959	20,202,986
CitiGroup Mortgage Loan Trust Inc, CMLTI 2007-AHL1 A2A, 5.36%, due 12/25/2036**	9,070,866	8,730,708
Novastar Home Equity Loan, NHEL 2007-1 A2A1, 5.42%, due 3/25/2037**	11,242,694	10,792,986
Countrywide Asset Backed Certificates, CWL 2006-23 2A2, 0.00%, due 5/25/2037	52,082,246	50,910,396
Citigroup Mortgage Loan Trust Inc: CMLTI 2007-WFH2 A2, due 3/25/2037	31,817,563	30,346,000
Morgan Stanley Home Equity Loan Trust: MSHEL 2007-1 A1, due 12/25/2036	1,583,000	1,563,212
SWDNSI Trust Series 2010-2 ^	61,160,666	32,886,885
Total Mortgage –Backed Securities (Cost $243,899,274)	282,917,623	240,882,942

Short-Term Investment – 1.9%*
BlackRock Liquidity Funds: TempFund Institutional Shares^	7,925,738	7,925,738
Total Short-Term Investment (Cost $7,925,738)	7,925,738	7,925,738

TOTAL INVESTMENTS (Cost $534,071,941)		572,418,021

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP
Schedule of Investments
June 30, 2011
(Unaudited)

Description	Shares or Principal Amount	(continued) Fair Value
LIABILITIES – (42.7%)*
Securities Sold Under Agreements to Repurchase – (42.7%)*
Agreements with Wells Fargo, 0.94% (Eligible assets are pledged as collateral – see Note 6)	(151,266,000)	(151,266,000)
Agreement with CitiGroup Global Markets, 3.50% (Eligible assets are pledged as collateral – see Note 6)	(22,725,000)	(22,725,000)
Total Securities Sold Under Agreements to Repurchase	(173,991,000)	(173,991,000)

Assets in excess of other liabilities – (2.2%)*		8,893,224
TOTAL PARTNERS’ CAPITAL –100.0%*		$407,320,245

* Percentages are stated as a percent of partners’ capital
** Pledged under repurchase agreements (See Note 6)
^ Investment represents securities held or issued by related parties
All investments are in the United States of America

(concluded)

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP
Statement of Operations
For the Period from January 1, 2011 to June 30, 2011
(Unaudited)

Investment income
Interest income	$8,114,015
Dividend income	1,788,828
Other income	391
Total investment income	9,903,234
Expenses:
Investment advisory fees	2,953,807
Interest expense	1,080,499
Directors’ fees and expenses	184,557
Professional expenses	119,443
Insurance expense	92,965
Custody fees	12,281
Administration and other expenses	242,320
Total expenses	4,685,872

Net investment income	5,217,362

Net realized and unrealized gain on investments
Net realized gain on investments	1,135,699
Net unrealized gain on investments	8,325,506
Net realized and unrealized gain on investments	9,461,205
Net increase in partners’ capital resulting from operations	$14,678,567

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP
Statements of Changes in Partners’ Capital
For the Period ended June 30, 2011 and
for the Years Ended December 31, 2010 and 2009
(Unaudited)

	General Partner	Limited Partner	Total
Partners’ capital, December 31, 2008	$985	$140,315,719	$140,316,704

Contributions	-	98,639,331	98,639,331
Distributions	-	(23,114,980)	(23,114,980)
Increase (decrease) in partners’ capital from operations:
Net investment income	170	23,605,278	23,605,448
Net unrealized loss on investments	(59)	(8,449,452)	(8,449,511)

Net increase in partners’ capital from operations	111	15,155,826	15,155,937

Partners’ capital, December 31, 2009	1,096	230,995,896	230,996,992

Contributions	-	162,115,306	162,115,306
Distributions	-	(67,522,174)	(67,522,174)
Increase (decrease) in partners’ capital from operations:
Net investment income	106	20,441,529	20,441,635
Net realized gain on investments	85	28,902,812	28,902,897
Net unrealized gain on investments	149	45,291,475	45,291,624
Carried interest	17,688,289	(17,688,289)	-

Net increase in partners’ capital from operations	17,688,629	76,947,527	94,636,156

Partners’ capital, December 31, 2010	$17,689,725	$402,536,555	$420,226,280

Contributions	-	-	-
Distributions	-	(27,584,602)	(27,584,602)
Increase (decrease) in partners’ capital from operations:
Net investment income	29	5,217,333	5,217,362
Net realized gain on investments	4	1,135,695	1,135,699
Net unrealized gain on investments	30	8,325,476	8,325,506
Carried interest	4,510,553	(4,510,553)	-

Net increase in partners’ capital from operations	4,510,616	10,167,951	14,678,567

Partners’ capital, June 30, 2011	$22,200,341	$385,119,904	$407,320,245

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP
Statement of Cash Flows
For the Period Ended June 30, 2011
(Unaudited)

Cash flows from operating activities:

Net increase in partners’ capital resulting from operations	$14,678,567

Adjustments to reconcile net increase in partners’ capital resulting from operations to net cash used in operating activities:

Purchases of Mortgage Investments	(152,468)
Proceeds from mortgage investments distributions	13,494,764
Purchase of mortgage-backed securities	(133,566,068)
Proceeds from sales and repayment of mortgage-backed securities	76,469,226
Accrual of unearned discounts on mortgage-backed securities	(6,148,031)
Net change in unrealized gain on investments	(8,325,506)
Net realized gain on investments	(1,135,699)
Changes in assets and liabilities:
Decrease in receivable from affiliate	12,777,000
Net change in margin deposits	(9,565,520)
Increase in interest receivable	(299,104)
Net change in short-term investment	(236,472)
Decrease in other assets	76,575
Increase in payable to affiliate	20,182
Decrease in interest payable	(57,179)
Decrease in accrued expenses and other liabilities	(285,665)

Net cash used in operating activities	(42,255,398)

Cash flows from financing activities:
Sale of securities under agreements to repurchase	117,910,000
Repayments of securities sold under agreements to repurchase	(48,070,000)
Capital contributions	-
Capital distributions	(27,584,602)

Net cash provided by financing activities	42,255,398

Net increase in cash	-

Cash at beginning of year	-
Cash at end of year	$-

Supplemental cash flow information Interest paid during the year	$1,137,678
Noncash contribution of a mortgage-backed security to Mortgage Co.	$2,842,056
Noncash distributions of a mortgage-backed security from Mortgage Co.	$18,028,841

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP
Financial Highlights
For the Period Ended June 30, 2011 and
for the Years Ended December 31, 2010, 2009, and for the period August 11, 2008 (commencement of operations) through December 31, 2008
(Unaudited)

SUPPLEMENTAL DATA AND RATIOS

For the period ended June 30, 2011
	Total	General Partner(1)	Limited Partner
Total return (2)
Before carried interest	3.67%	4.38%	3.67%
Carried interest (3)	-	307,174.34%	(1.11%)
After carried interest	3.67%	307,178.72%	2.56%
Internal rate of return (4)	15.75%	3,110.50%	13.05%
Ratio of net investment income to weighted average partners’ capital (5)	2.58%	4.02%	2.58%
Ratio of expenses to weighted average partners’ capital (1) (5)	(2.32%)	(0.85%)	(2.32%)
Carried Interest	-	307,174.34%	(1.11%)
Ratio of expenses and carried interest to weighted average partners’ capital	(2.32%)	307,173.49%	(3.43%)

Partners’ capital, end of year	$407,320,245	$22,200,341	$385,119,904
Portfolio turnover rate	2.49%

For the year ended December 31, 2010
	Total	General Partner(1)	Limited Partner
Total return (2)
Before carried interest	29.05%	30.97%	29.05%
Carried interest (3)	-	1,613,442.17%	(4.89%)
After carried interest	29.05%	1,613,473.14%	24.16%
Internal rate of return (4)	18.15%	5,897.95%	15.29%
Ratio of net investment income to weighted average partners’ capital (5)	5.51%	8.27%	5.51%
Ratio of expenses to weighted average partners’ capital (1) (5)	(2.36%)	(0.76%)	(2.36%)
Carried Interest	-	1,386,765.96%	(4.77%)
Ratio of expenses and carried interest to weighted average partners’ capital	(2.36%)	1,386,765.20%	(7.13%)

Partners’ capital, end of year	$420,226,280	$17,689,725	$402,536,555
Portfolio turnover rate	61.00%

For the year ended December 31, 2009
	Total	General Partner(1)	Limited Partner
Total return (2)
Before carried interest	7.35%	11.25%	7.35%
Carried interest (3)	-	-	-
After carried interest	7.35%	11.25%	7.35%
Internal rate of return (4)	4.88%	6.82%	4.88%
Ratio of net investment income to weighted average partners’ capital (5)	12.63%	16.51%	12.63%
Ratio of expenses to weighted average partners’ capital (1) (5)	(4.21%)	(1.03%)	(4.21%)
Carried Interest	-	-	-
Ratio of expenses and carried interest to weighted average partners’ capital	(4.21%)	(1.03%)	(4.21%)
Partners’ capital, end of year	$230,996,992	$1,096	$230,995,896
Portfolio turnover rate	0.00%

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP
Financial Highlights
For the Period Ended June 30, 2011 and
for the Years Ended December 31, 2010, 2009, and for the period August 11, 2008 (commencement of operations) through December 31, 2008
(Unaudited)

For the period from August 11, 2008 (commencement of operations) to December 31, 2008
	Total		General Partner(1)		Limited Partner
Total return (2) (6)
Before carried interest	(3.53	% )	(1.46	% )	(3.53	% )
Carried interest (3)	-		-		-
After carried interest	(3.53	% )	(1.46	% )	(3.53	% )
Internal rate of return (4)	(9.68	% )	(3.70	% )	(9.68	% )
Ratio of net investment income to weighted average partners’ capital (5)	5.07%		10.40%		5.07%
Ratio of expenses to weighted average partners’ capital (1) (5)	(6.88	% )	(2.10	% )	(6.88	% )
Carried Interest	-		-		-
Ratio of expenses and carried interest to weighted average partners’ capital	(6.88	% )	(2.10	% )	(6.88	% )
Partners’ capital, end of period	$140,316,704		$985		$140,315,719
Portfolio turnover rate (6)	0.00%

(1) In accordance with the Partnership Agreement, not all expenses are allocated to the General Partner (see Note 8).
(2)   Total return is calculated for each partner class taken as a whole.  An investor’s return may vary from these returns based on different fee arrangements (as applicable) and the timing of capital transactions.

(3) The carried interest is allocated (and subsequently distributed) by the Master Fund to the General Partner as allocable shares of the Master Fund’s gains.
(4)   Internal rate of return is computed based on the actual dates of the cash inflows (capital contributions), outflows (distributions) with the exception of distributions declared but not paid net of carried interest on a life-to date basis.

(5) Annualized.
(6) Not annualized.

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
As of and For the Period Ended June 30, 2011
(Unaudited)

Note 1—Organization
PNMAC Mortgage Opportunity Fund, LP (the “Master Fund”) is a limited liability partnership organized under the laws of the state of Delaware.  The Master Fund is registered under the Investment Company Act of 1940, as amended.  Interests in the Master Fund were issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Securities Act of 1933, as amended.  The investment objective of the Master Fund is to achieve attractive total returns by capitalizing on dislocations in the mortgage market through opportunistic investments primarily in U.S. residential mortgages and related assets, instruments, and entities.

The Master Fund is managed by PNMAC Capital Management, LLC (the “Investment Manager”).  The Investment Manager is a registered investment adviser with the Securities and Exchange Commission (“SEC”).  The general partner of the Master Fund is PNMAC Opportunity Fund Associates, LLC (the “General Partner”), a Delaware limited liability company.  Both the Investment Manager and General Partner are controlled subsidiaries of Private National Mortgage Acceptance Company, LLC.

The Master Fund operates as a master fund in a master-feeder fund structure.  The Master Fund acts as a central investment mechanism for (i) PNMAC Mortgage Opportunity Fund, LLC (the “Fund” or “Limited Partner”) and (ii) the General Partner.  The Fund owned 99.99% of the Master Fund at June 30, 2011 and is the sole limited partner.  The General Partner has the exclusive right to conduct the operations of the Master Fund.

The Master Fund conducts its operations through investments in mortgage-backed securities, PNMAC Mortgage Co., LLC, PNMAC Mortgage Co. Funding, LLC and PNMAC Mortgage Co (FI), LLC (collectively, the “Mortgage Investments”).

•	PNMAC Mortgage Co., LLC is a wholly owned limited liability company. PNMAC Mortgage Co., LLC acquires, holds and works out distressed U.S. residential mortgages.
•
PNMAC Mortgage Co. Funding, LLC is a wholly owned limited liability company.  PNMAC Mortgage Co. Funding, LLC acquires, holds and works out distressed U.S. residential mortgages, and owns mortgage-backed securities resulting from securitization of such mortgage loans.

•
PNMAC Mortgage Co (FI), LLC is an investment company that was formed to pool investor capital and take an interest in the proceeds of FNBN I, LLC (“FNBN”).  FNBN is a limited liability company formed to own a pool of residential loans in partnership with the Federal Deposit Insurance Corporation (the “FDIC”).  The pool of residential loans had an unpaid principal balance totaling $558 million at the inception of FNBN.  The FDIC owns a substantial participation interest in the proceeds of the loans held by FNBN that depends on the amount of proceeds collected; the remaining share is owned by PNMAC Mortgage Co (FI), LLC.

As market conditions permit, PNMAC Mortgage Co., LLC may transfer the mortgage loans it owns to the Master Fund to be securitized for financing purposes or sale.  The Master Fund may hold interests in pools of such securitized mortgages and invests directly in other mortgage-related investment securities.

At June 30, 2011, the Master Fund owned 100% of PNMAC Mortgage Co., LLC, 69.3% of PNMAC Mortgage Co (FI), LLC, and 100% of PNMAC Mortgage Co. Funding, LLC.

The Master Fund began operations on August 11, 2008 and will continue in existence through December 31, 2016, subject to three one-year extensions by the Investment Manager at its discretion, in accordance with the terms of the Limited Partnership Agreement governing the Master Fund.

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
As of and For the Period Ended June 30, 2011
(Unaudited)

Note 2—Significant Accounting Policies
The Master Fund prepares its financial statements in accordance with accounting principles generally accepted in The United States of America (“U.S. GAAP”).  The Master Fund reports its investments in the Mortgage Investments in accordance with the Special Rules of General Application to Registered Investment Companies

topic of the Codification as codified in the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (the “Codification”) and the AICPA Audit and Accounting Guide: Investment Companies.  These rules do not permit the Master Fund to consolidate its ownership interest in such investments.  Following are the significant accounting policies adopted by the Master Fund:

Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, recognition of distribution income and disclosure of contingent assets and liabilities at the date of the financial statements.  Actual results could differ from those estimates.

Fair Value
The Fund carries its investments at their estimated fair values with changes in fair value recognized in current period results of operations. The Fund applies the hierarchy described in the Fair Value Measurements and Disclosures topic of the Codification, which prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active market for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

Each financial instrument’s level assignment within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement for that particular instrument.  The three levels of the hierarchy are described below:

Level 1 – Quoted prices in active market for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayments speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect The Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may also result in transfer in or out of an investment’s assigned level within the hierarchy.

Most of the Fund’s assets are not actively traded and are considered illiquid.  As a result, estimating the assets’ fair values is subject to uncertainties regarding the assumptions market participants would use to value the assets.  Due to the inherent uncertainty of estimating fair values for assets that are not actively traded, the estimated fair value of the Fund’s investments may differ significantly from the value that may be realized if the Fund is liquidated and this difference could be material.

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
As of and For the Period Ended June 30, 2011
(Unaudited)

Short-term Investment
Short-term investment represents an investment in money market funds are valued at the number of shares multiplied by the value per share published by the manager of the money market funds on the valuation date.  Accordingly fund manager classifies the short-term investment as a “Level 1” financial statement item.  Fair value of such funds also include assessment of liquidity and credit risk, including lockout provisions, if any, related to these funds.

Mortgage-Backed Securities
Mortgage-backed securities transactions are recorded on the trade-date basis. Changes in fair value are recognized in current period results of operations. Mortgage-backed securities are valued using broker indications of value.  The estimates of value are evaluated by the Investment Manager’s Capital Markets staff and are reviewed and approved by its senior management Valuation Committee.  The Investment Manager’s review is for the purpose of evaluating the reasonableness of the brokers’ valuations.  The Investment Manager’s evaluations of broker indications of value may result in the broker modifying its indications of value.  However, the Investment Manager does not intend to independently adjust the brokers’ indications of value.   Accordingly, Fund management classifies the fair value measurements it develops for Mortgage-Backed Securities as “Level 3” financial statement items.

Mortgage Investments
Mortgage Investments have been estimated by management in the absence of readily determinable fair values. These Mortgage Investments are valued based on the proportionate share of the discounted cash-flow projections of the underlying assets and liabilities of FNBN I, LLC, PNMAC Mortgage Co., LLC, and PNMAC Mortgage Co. Funding, LLC (“Mortgage Companies”) given that the loans or loan participation interest held by the Mortgage Companies, including related concentration risks, represent substantially all of the net asset value held by these entities.

The Mortgage Companies value their investments in mortgage loans based on whether they are committed to be sold.  Loans which are committed to be sold are valued at their quoted market price or market price equivalent. Mortgage loans that are not committed to be sold are recorded at their estimated fair value, which is approximated using a discounted cash flow valuation model.  Inputs to the model include current interest rates, loan amount, payment status, property type, forecasts of future interest rates, home prices, prepayment speeds, defaults and loss severities.  Accordingly, the Fund’s Manager classifies the Mortgage Investments as “Level 3” financial statement items.  The estimates of value are evaluated by our Manager’s Capital Markets staff and are reviewed and approved by its senior management Valuation Committee.  Changes in the estimated fair value of mortgage loans are recognized in current period results of operations.  All changes in fair value, including changes arising from the passage of time, are recognized as a component of change in fair value of investments.

PNMAC Mortgage Co (FI), LLC’s operating agreement with the FDIC governing its investment in FNBN limits PNMAC Mortgage Co (FI), LLC’s ability to transfer any of its rights or interests in FNBN.  PNMAC Mortgage Co (FI), LLC may only transfer all or any part of its interest or rights if (i) the transferee is a qualified transferee and (ii) it first obtains prior written consent of the FDIC.  The contract specifies that the consent shall not be unreasonably withheld, delayed or conditioned, if the transferee is a qualified transferee.

Securities Sold Under Agreements to Repurchase
Securities sold under agreements to repurchase represent the discounted value of the borrowings using the rate required to finance such borrowings as of period end.  Accordingly, the Fund’s Manager has classified securities sold under agreements to repurchase as “Level 3” financial instruments.

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
As of and For the Period Ended June 30, 2011
(Unaudited)

Interest Income
Interest income is accrued as earned.  Unamortized premiums and unearned discounts are amortized and accrued to interest income as an adjustment of the instruments’ yields using the interest method.  Yields are estimated using market prepayment expectations for similar assets.

Dividend Income
Dividend income is recorded on the ex-dividend date or, using reasonable diligence, when known to the Master Fund.

Expenses
The Master Fund is charged for those expenses that are directly attributable to it, such as, but not limited to, advisory and custody fees.  Expenses that are not directly attributable to the Master Fund are generally allocated among the entities in proportion to their respective capital commitments.  All general and administrative expenses are recognized on the accrual basis of accounting.

Income Taxes
The Master Fund has elected to be treated as a partnership for federal income tax purposes.  Each partner is responsible for the tax liability or benefit relating to such partner’s distributive share of taxable income or loss.  Accordingly, no provision for federal income taxes is reflected in the accompanying financial statements.

Management’s assessment of the requirement to provide for income taxes also includes an assessment of the liability arising from uncertain income tax positions.  Management has concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken on the tax return for the fiscal year ended December 31, 2010 or expected to be taken on the tax returns for the fiscal year ended December 31, 2011.  The Master Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.  In developing its conclusion, management of the Master Fund has analyzed all tax years that are open for examination by the relevant income taxing authority. As of June 30, 2011, open Federal and state income tax years include the tax year ended December 31, 2010 through 2008.  The Master Fund has no examination in progress.

If applicable, the Master Fund will recognize interest accrued related to unrecognized tax benefits in “interest expense” and penalties in “other expenses” on the statement of operations.

No distributions will be made by the Master Fund to cover any taxes due on Limited Partners’ investments in the Master Fund.  Investors may not redeem capital from the Master Fund, and they must have other sources of capital available to them in order to pay such taxes.

Partners’ Capital
Net profits or net losses of the Master Fund for each month are allocated to the capital accounts of partners as of the last day of each month in accordance with partners’ respective investment ownership percentages of the Master Fund.  Net profits or net losses are measured as the net change in the value of the partners’ capital of the Master Fund during the fiscal period, before giving effect to any repurchases of interest in the Master Fund, and excluding the amount of any items to be allocated to the capital accounts of the partners of the Master Fund, other than in accordance with the partners’ respective investment ownership percentages.

Capital Distributions and Carried Interest
Distributions are made in accordance with the following distribution priorities but may be recalled by the Master Fund for purposes of making new investments until December 31, 2011.  Following is a summary of capital distribution priorities:

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
As of and For the Period Ended June 30, 2011
(Unaudited)

1.
First, 100% to such Limited Partner until such Limited Partner has received 100% of such Limited Partner’s capital contributions (irrespective of whether such capital contributions were used to make investment, pay management fees and expenses or any other purpose);

2.	Second, 100% to such Limited Partner, until such Limited Partner has received a preferred return on the amounts described in (1) above calculated at a rate of 8%, compounded annually;
3.	Third, 100% to the General Partner until the General Partner has received an amount equal to 20% of the profits distributed to the Limited Partner pursuant to (2) above; and
4.	Thereafter, (i) 80% to such Limited Partner and (ii) 20% to the General Partner (the “Carried Interest”).

The Carried Interest is allocated (and subsequently distributed) by the Master Fund to the General Partner as allocable shares of the Master Fund’s gains.

Indemnifications
Under the Master Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund.  In addition, in the normal course of business, the Master Fund may enter into contracts that provide general indemnification to other parties.  The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Fund that have not yet occurred, and may not occur.  However, the Master Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Recent Accounting Pronouncements
In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2011-04 to the Fair Value Measurements topic of the Codification. ASU 2011-04 eliminates unnecessary wording differences between U.S. GAAP and International Financial Reporting Standards, expands the disclosure requirements of the Fair Value Measurements and Disclosure topic of the Codification for fair value measurements and makes other amendments, including:

•	limiting the highest-and-best-use valuation-premise concepts only to measuring the fair value of nonfinancial assets;

•
permitting an exception to fair value measurement principles for financial assets and financial liabilities (and derivatives) with offsetting positions in market risks or counterparty credit risk when several criteria are met. When the criteria are met, an entity can measure the fair value of the net risk position;

•
clarifying that premiums or discounts that reflect size as a characteristic of the reporting entity’s holding rather than as a characteristic of the asset or liability (for example, a control premium when measuring the fair value of a controlling interest) are not permitted in a fair value measurement; and

•	prescribing a model for measuring the fair value of an instrument classified in shareholders’ equity; this model is consistent with the guidance on measuring the fair value of liabilities.

ASU 2011-04 expands the Fair Value Measurements topic’s disclosure requirements, particularly for fair value measurements categorized in Level 3 of the fair value hierarchy: (1) a quantitative disclosure of the unobservable inputs and assumptions used in the measurement, (2) a description of the valuation processes in place (e.g., how the entity decides its valuation policies and procedures, as well as changes in its analyses of fair value measurements, from period to period), and (3) a narrative description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs.

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
As of and For the Period Ended June 30, 2011
(Unaudited)

ASU 2011-04 is applicable to the Master Fund for interim and annual periods beginning after December 15, 2011. The adoption of ASU 2011-04 is not expected to have a material effect on the Master Fund’s financial statements.

Note 3—Fair Value of Investments

	Total	Level 1	Level 2	Level 3
Assets
Short-term investment	$7,925,738	$7,925,738	$-	$-
Mortgage-backed securities	240,882,942	-	-	240,882,942
PNMAC Mortgage Co., LLC	177,343,792	-	-	177,343,792
PNMAC Mortgage Co. Funding, LLC	111,481,675	-	-	111,481,675
PNMAC Mortgage Co (FI), LLC	34,783,874	-	-	34,783,874
Total assets	572,418,021	7,925,738	-	564,492,283

Liabilities
Securities sold under agreements to repurchase	173,991,000	-	-	173,991,000
	$173,991,000	$-	$-	$173,991,000

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
As of and For the Period Ended June 30, 2011
(Unaudited)

Following is a summary of financial statement items that are measured at estimated fair value on a recurring basis for the period ended June 30, 2011:

The following table presents a roll forward of the assets for which Level 3 inputs were used to determine value for the period ended June 30, 2011:

	Mortgage-backed securities	PNMAC Mortgage Co., LLC	PNMAC Mortgage Co. Funding, LLC	PNMAC Mortgage Co (FI), LLC	Total
Assets
Balance at December 31, 2010	$167,449,593	$195,225,182	$107,295,465	$35,158,261	$505,128,501
Purchases	133,566,068	-	-	152,468	133,718,536
Non-cash distributions received from PNMAC Mortgage Co.	18,028,841	(18,028,841)			20,870,897
Repayments	(76,469,226)	-	-	-	(76,469,226)
Sales	-	(13,071,764)	(423,000)	-	(13,494,764)
Non-cash contributions made to PNMAC Mortgage Co.	(2,842,056)	2,842,056
Accretion of discount	6,148,031	-	-	-	6,148,031
Changes in fair value*	(4,998,308)	10,377,159	4,609,210	(526,855)	9,461,205
Balance at June 30, 2011	$240,882,942	$177,343,792	$111,481,675	$34,783,874	$564,492,283

Changes in fair value recognized during the period relating to assets still held at June 30, 2011	$(6,134,008)	$10,377,159	$4,609,210	$(526,855)	$8,325,506

Securities Sold Under Agreements to Repurchase
Liabilities
Balance at December 31, 2010	$104,151,000
Sales	117,910,000
Repurchases	(48,070,000)
Balance at June 30, 2011	$173,991,000

*Fair value changes as a result of changes in instrument-specific credit risk relating to mortgage loans held by the Mortgage Investments totaled $7,893,589 the period ended June 30, 2011.

The information used in the above reconciliation represents activity for any investments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.  Transfer in or out of Level 3 represents either the beginning value (for transfer in), or the ending value (for transfer out) of any investments where a change in the pricing level occurred from the beginning to the end of the period.

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
As of and For the Period Ended June 30, 2011
(Unaudited)

Note 4—Mortgage Companies

	PNMAC Mortgage Co, LLC	PNMAC Mortgage Co Funding, LLC	PNMAC Mortgage Co (FI), LLC
Short-term investment, at fair value	$20,999,914	$4,397,455	$589
Mortgage loans at fair value	191,517,975	152,273,133	47,045,134
Real estate acquired in settlement of loans at fair value	25,757,313	15,500,616	3,217,675
Other assets	21,678,467	11,449,206	-
Total assets	259,953,669	183,620,410	50,263,398

Collateralized borrowings	78,400,640	71,541,823	-
Other liabilities	4,209,237	596,913	67,713
Total liabilities	82,609,877	72,138,736	67,713

Members’ equity	$177,343,792	$111,481,675	$50,195,685

Master Fund's investment in Mortgage Investments at June 30, 2011	$177,343,792	$111,481,675	$34,783,874

Following is a summary of the condensed balance sheet of the Master Fund’s investments in PNMAC Mortgage Co., LLC, PNMAC Mortgage Co. Funding, LLC, and PNMAC Mortgage Co (FI), LLC as of June 30, 2011:

Following is a summary of distributions from the Mortgage Companies for the year ended June 30, 2011:

	Dividends	Return of Capital	Distributions-in-Kind*	Total Distributions
PNMAC Mortgage Co., LLC	$-	$13,071,764	$18,028,841	$31,100,605
PNMAC Mortgage Co Funding, LLC	-	423,000	-	423,000
PNMAC Mortgage Co (FI), LLC	1,788,828	-	-	1,788,828
	$1,788,828	$13,494,764	$18,028,841	$33,312,433

*See “Note 10- Transactions with Affiliates” for further information on Distributions-In-Kind

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
As of and For the Period Ended June 30, 2011
(Unaudited)

Concentrations of Credit Risk
The Mortgage Companies have assumed a concentration of credit risk in connection with their investments in mortgage-backed securities, mortgage loans and real estate acquired in settlement of loans.

The following is a summary of the distribution of mortgage loans, for which the Master Fund has an equity interest, included in the Mortgage Companies’ portfolios as measured by fair value at June 30, 2011:
Loan Type	Fair Value	% Partners’ Capital	Average Note Rate
ARM/Hybrid1	$212,354,573	55.27%	6.11%
Fixed	139,446,164	36.29%	6.35%
Balloon	5,615,866	1.46%	9.98%
Step Rate	13,863,171	3.61%	2.70%
Other	174,146	0.05%	7.83%
	$371,453,919	96.67%	6.11%

Lien Position	Fair Value	% Partners’ Capital	Average Note Rate
1st lien	$369,159,586	96.08%	6.00%
2nd lien	2,294,333	0.60%	8.44%
Total Portfolio	$371,453,919	96.67%	6.11%

Loan Age1	Fair Value	% Partners’ Capital	Average Note Rate
Less than 24 months	$2,079,559	0.54%	3.64%
24 - 36 months	5,518,517	1.44%	5.78%
36 - 48 months	94,654,194	24.63%	6.66%
48 - 60 months	169,158,719	44.02%	6.01%
60 months and greater	100,042,930	26.04%	5.83%
Total Portfolio	$371,453,919	96.67%	6.11%

Current Loan-to-Value2	Fair Value	% Partners’ Capital	Average Note Rate
Less than 80%	$26,853,887	6.99%	6.54%
80% - 99.99%	48,387,210	12.59%	6.44%
100% - 119.99%	71,126,434	18.51%	6.18%
120% or Greater	225,086,388	58.58%	6.05%
Total Portfolio	$371,453,919	96.67%	6.11%

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
As of and For the Period Ended June 30, 2011
(Unaudited)

Payment Status	Fair Value	% Partners’ Capital	Average Note Rate
Current3	$116,529,884	30.33%	5.16%
30 days delinquent	22,471,597	5.85%	5.19%
60 days delinquent	10,793,056	2.81%	5.39%
90 days or more delinquent	75,084,345	19.54%	6.70%
In Foreclosure4	146,575,037	38.15%	6.75%
Total Portfolio	$371,453,919	96.67%	6.11%

1 Loan Age reflects the age of the loan as of June 30, 2011.
2 Current Loan-to-Value measures the ratio of the current balance of the loan and all superior liens (“Loan”) to the estimate of the value of   the property securing the liens (“Value”) as of June 30, 2011.

3 Current loans include loans in and adhering to a forbearance plan as of June 30, 2011.
4 Loans “In Foreclosure” include loans for which foreclosure proceedings had begun, but for which ownership had not yet been transferred as of June 30, 2011.  This category does not include real estate acquired in settlement of loans.

Following is a summary of the distribution of real estate acquired in settlement of loans:

Geographic Distribution	Fair Value	% Partners’ Capital
California	$13,318,501	3.47%
Florida	5,876,174	1.53%
Arizona	3,642,848	0.95%
Colorado	2,316,900	0.60%
Illinois	2,013,300	0.52%
Other	18,637,727	4.85%
Total Portfolio	$45,805,449	11.92%

Through their mortgage servicing agreements with PennyMac Loan Services, LLC, the Mortgage Companies proactively work with borrowers to perform loan servicing and loss mitigation activities in order to maximize returns and minimize credit losses.  Such activities include foreclosure avoidance activities such as short sales and deeds in lieu of foreclosure, and the development of loan modification programs and workout options that have the highest probability of successful resolution for both borrowers and the Mortgage Companies.

Note 5 – Mortgage-Backed Securities

Following is a summary of mortgage-backed securities held by the Master Fund as of June 30, 2011:

	Total	% Partners’ Capital
Security collateral type:
Sub-prime	240,882,942	59.14%
	$240,882,942	59.14%

Mortgage backed securities with an estimated fair value of $200,139,862 are pledged to secure securities sold under agreements to repurchase as of June 30, 2011.

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
As of and For the Period Ended June 30, 2011
(Unaudited)

Note 6 – Securities Sold Under Agreements to Repurchase
During the period ended June 30, 2011, the Master Fund entered into short-term financing arrangements to sell certain of its investment securities under agreements to repurchase (“repurchase agreements”).  The repurchase agreements are collateralized by certain of the Master Fund’s mortgage-backed securities.  All securities underlying repurchase agreements are delivered to the counterparty during the period they are outstanding.  All agreements are to repurchase the same or substantially identical securities.

Financial data pertaining to securities sold under agreements to repurchase were as follows for the period ended June 30, 2011:

Weighted-average interest rate at end of period	1.27%
Weighted-average interest rate during the period	1.26%
Average balance of securities sold under agreements to repurchase	$12,667,177
Maximum daily amount outstanding	$174,047,000
Total interest expense	$1,080,499
Fair value of MBS securing agreements to repurchase at period-end	$200,139,862

Scheduled maturities of securities sold under agreements to repurchase were as follows for the period ended
June 30, 2011:

	Amount	Interest Rate
Due within 30 days	$151,266,000	0.94%
After 30 days but within 90 days	22,725,000	3.50%
After 90 days but within 180 days	-	-
After 180 days but within one year	-	-
Total securities sold under agreements to repurchase	$173,991,000	0.94% to 3.50%

The Master Fund’s loans sold under agreements to repurchase are summarized by counterparty below as of
June 30, 2011:

Counterparty	Amount at risk	Weighted-average maturity
Citigroup	$12,163,429	September 19, 2011
Wells Fargo	$21,158,259	July 27, 2011

The Company is subject to margin calls during the period the agreements are outstanding and therefore may be required to repay a portion of the borrowings before the respective agreements mature if the value of the MBS or mortgage loans securing those agreements decreases.

Note 7—Investment Transactions
For the period ended June 30, 2011, the Master Fund purchased investments for $133,718,537, comprised of $133,566,068 of mortgage-backed securities and $152,469 of additional contributions to PNMAC Mortgage Co (FI), LLC.

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
As of and For the Period Ended June 30, 2011
(Unaudited)

Note 8—Investment Advisory, Administration and Custodian Fees
The Master Fund entered into an Investment Management Agreement with PNMAC Capital Management, LLC.  Under the terms of the agreement, the Master Fund will pay the Investment Manager a fee equal to an annual rate of 1.5% on capital commitments until December 31, 2011, and thereafter a fee equal to an annual rate of 1.5% of the Master Fund’s net asset value so long as the fee does not exceed 1.5% of the aggregate capital contributions to the Master Fund.  The General Partner is not charged a management fee.  The only expenses charged to the General Partner are those specifically relating to it. Investment advisory fees for the period ended June 30, 2011 were $2,953,807.  Of this amount, $1,476,903 was payable to the Investment Manager at period-end.

The Master Fund has engaged U.S. Bancorp Fund Services, LLC to serve as the Master Fund's administrator, fund accountant, transfer agent, and dividend paying agent. The Master Fund pays the administrator a monthly fee computed at an annual rate of 0.04% of the first $1,000,000,000 of the Master Fund's total monthly net assets, 0.03% on the next $1,000,000,000 of the Master Fund's total monthly net assets, and 0.02% on the balance of the Master Fund's total monthly net assets subject to an annual minimum fee of $180,000.  The administration expense for the period ended June 30, 2011 was $89,260.

The Master Fund and an affiliated fund have engaged U.S. Bank, N.A. to provide mortgage loan accounting for the mortgage loans held in the mortgage subsidiary.  The mortgage subsidiary and an affiliated fund pay U.S. Bank, N.A. a monthly fee computed at an annual rate of 0.9% of assets subject to an annual minimum fee of $20,000. The loan accounting fee charged to the Master Fund through the mortgage subsidiary for the period ended June 30, 2011 was $6,050.

U.S. Bank, N.A. serves as the Master Fund's custodian. The Master Fund pays the custodian a monthly fee computed at an annual rate of 0.01% on the Master Fund's average daily market value as well as the mortgage subsidiary’s average daily market value subject to an annual minimum fee of $4,800.  Custodian fees charged to the Master Fund for the period ended June 30, 2011 were $12,281.

Note 9—Directors and Officers
The Master Fund’s board of directors has overall responsibility for monitoring and overseeing the investment program of the Master Fund and its management and operations.  The Fund and Master Fund share the same board of directors.  All directors’ fees and expenses are paid by the Master Fund.  The independent directors are each paid an annual retainer of $60,000 and a fee per meeting of the board of directors of $2,000 for each regular meeting and $1,000 for each telephonic meeting, subject to a cap of $15,000 per year for all telephonic meetings, plus reasonable out-of-pocket expenses.  Directors are reimbursed by the Master Fund for their travel expenses related to board meetings.  The total directors fees and expenses incurred for the period ended June 30, 2011 were $184,557. Of this amount, $82,819 was payable at period-end.

One of the directors is an officer of the advisor and the Master Fund and receives no compensation from the Master Fund for serving as a Director.

Certain officers of the Master Fund are affiliated with the Investment Manager. Such officers receive no compensation from the Master Fund for serving in their respective roles.

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
As of and For the Period Ended June 30, 2011
(Unaudited)

Note 10—Transactions with Affiliates
As of June 30, 2011, the payable to affiliate of $58,478 represents funds owed to PennyMac Loan Services, LLC for excess principal and interest received on the SWDNSI investment. The Investment Manager is a wholly owned subsidiary of Private National Mortgage Acceptance Company, LLC.

The Master Fund received distributions-in-kind from their investment in PNMAC Mortgage Co., LLC in the net amount of $15,186,785 which were held as a mortgage backed security as of June 30, 2011.

During the period ended June 30, 2011, the Master Fund received dividends from their investment in PNMAC PNMAC Mortgage Co. F(I), LLC of $1,788,828, and return of capital distributions from PNMAC Mortgage Co., LLC and PNMAC Mortgage Co Funding, LLC of $13,071,764 and $423,000, respectively.

As of June 30, 2011, $22,199,182 in carried interest has been accrued and reallocated from the limited partners’ capital account to the general partner’s capital account (as described in Note 2).

The Master Fund incurred management fees of $2,953,807 during the period ended June 30, 2011, of which $1,476,903 was payable to PNMAC Capital Management, LLC at period-end.

PennyMac Loan Services, LLC acts as the principal mortgage servicer for all mortgages owned by the Mortgage Companies.  PennyMac Loan Services, LLC is a controlled subsidiary of Private National Mortgage Acceptance Company, LLC.

The Master Fund’s short-term investment, the BlackRock Liquidity Funds: TempFund Institutional Shares, is managed by BlackRock Institutional Management Corporation which is a wholly owned subsidiary of BlackRock, Inc.  BlackRock Inc. is an affiliate of the Master Fund.  For the period ended June 30, 2011, the Master Fund received $5,421 of dividend income from this short-term investment.

Note 11—Risk Factors
The Master Fund’s investment activities expose it to the various types of risk, which are associated with the financial instruments and markets in which it invests.

Investments in mortgage-backed securities and mortgage loans have exposure to certain degrees of risk, including interest rate, market risk, and the potential non-payment of principal and interest, including default or bankruptcy of the issuer or the intermediary in the case of a participation. Mortgage-backed securities and mortgage loans are subject to prepayment risk, which will affect the maturity of such investments.

Investments in real estate acquired in settlement of loans are subject to various risk factors.  Generally, real estate investments could be adversely affected by a recession or general economic downturn where the properties are located as well as the availability of similar properties in the immediate area.  Real estate investment performance is also subject to the success that a particular property manager has in managing the property.

The Master Fund is indirectly subject to interest rate risk.  Interest rate risk is the risk that investment in loans held by the Mortgage Investments will decline in value because of changes in market interest rates.  Investments in mortgage loans with long-term maturities may experience significant price declines if long-term interest rates increase.

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
As of and For the Period Ended June 30, 2011
(Unaudited)

Market risk represents the potential loss in value of financial instruments caused by movements in market factors including, but not limited to, market liquidity, investor sentiment, interest and foreign exchange rates.  The Master Fund’s portfolio includes certain investments that are generally illiquid and have a greater amount of market risk than more liquid investments.  These investments may trade in limited markets or have restrictions on resale or  transfer and may not be able to be liquidated on demand if needed.  The value assigned to these investments may differ significantly from the values that would have been used had a ready market existed and such differences could be material to the financial statements.

Adverse changes in economic conditions are more likely to lead to a weakened capacity of borrowers to make principal payments and interest payments.  An economic downturn could severely affect the ability of highly  leveraged borrowers to service their debt obligations or to repay their obligations.  Under adverse market or economic conditions, the secondary market could contract further as well, increasing the illiquid nature of the loans.  As a result, the Mortgage Investments could find it more difficult to sell loans or may be able to sell only at prices lower than if such investments were widely traded.

An investment in the Master Fund is subject to investment risk, including the possible loss of the entire principal invested.  An investment in the Master Fund represents an indirect investment in the loans held by the Mortgage Companies.  The value, like other market investments, may move up or down, sometimes rapidly and unpredictably.  An investment in the Master Fund at any point in time may be worth less than the original investment.  Investment values can fluctuate for several reasons including the general condition of the mortgage market or when political or economic events affecting the issuers occur.

As part of its investment strategy, the Master Fund may utilize borrowings.  Master Fund investments may also use borrowings in the ordinary course of their operations.  The use of borrowings may materially affect the operations of the Master Fund or its investment and thus its ultimate value.  Financing may not always be available on acceptable terms, in the necessary amounts, or for the period needed.  This could have a material negative impact on the performance of the Master Fund.

The Master Fund clears substantially all of its investment purchases and sales and maintains substantially all of its investments and cash positions at U.S. Bank, N.A.  Credit risk is measured by the loss the Master Fund would record if U.S. Bank, N.A. failed to perform pursuant to terms of their obligations.

Due to the nature of the master fund/feeder fund structure, the Master Fund could be materially affected by subscription or redemption activity.

In light of financial market events that occurred in 2009 and 2008 and the United States government’s involvement in supporting the financial markets, it is reasonably possible that the investment management industry will be subject to future regulation.  The impact of potential regulation may have a negative impact on the ability to unwind the investments of the Master Fund and Mortgage Investments, but such impact is not quantifiable.

Note 12—Subsequent Events
Management has evaluated all events or transactions through August 31, 2011, the date the Master Fund issued these financial statements. During this period, the Master Fund received dividends from a related party in the amount of $892,138, and made distributions to its limited partners of $1,092,301.

****

PNMAC Mortgage Opportunity Fund, LP
Additional Information
(Unaudited)

Form N-Q
The Master Fund files its complete schedule of portfolio holdings for the first, second and third quarters of each fiscal year with the SEC on Form N-Q.  The Master Fund’s Form N-Q is available without charge by visiting the SEC’s Web site at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C.  You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Proxy Voting
A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities owned by the Master Fund and information regarding how the Master Fund voted proxies relating to the portfolio of securities are available to stockholders (i) without charge, upon request by calling the Master Fund collect at (818) 224-7442; and (ii) on the SEC’s Web site at www.sec.gov.

Board of Directors
The Master Fund’s Form N-2 includes additional information about the Master Fund’s directors and is available upon request without charge by calling the Master Fund collect at (818) 224-7442 or by visiting the SEC’s Web site at www.sec.gov.

Forward-Looking Statements
This report contains “forward-looking statements,'' which are based on current management expectations. Actual future results, however, may prove to be different from expectations. You can identify forward-looking statements by words such as “may,'' “will,'' “believe,'' “attempt,'' “seem,'' “think,'' “ought,'' “try,'' and other similar terms. The Master Fund cannot promise future returns. Management’s opinions are a reflection of its best judgment at the time this report is compiled, and it disclaims any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

Approval of Investment Management Agreement
On May 23-24, 2011, the Board of Directors of the Master Fund and the Fund (collectively, the “Funds”), including the “non-interested” Directors (the “Independent Directors”), met in person and voted to approve the continuance of the Investment Management Agreements (including the portion’s of the Master Fund’s partnership agreement referred to therein) with the Investment Manager for an additional year.

In considering whether to recommend approval of the Investment Management Agreements, the Independent Directors reviewed materials provided by the Investment Manager and counsel to the Independent Directors. The Independent Directors also met with senior personnel of the Investment Manager and discussed a number of topics affecting their determination, including the following.

(i) The nature, extent, and quality of services expected to be provided by the Investment Manager. The Independent Directors reviewed the services that the Investment Manager provided to the Funds since inception in August 2008 and are expected to continue to provide to the Funds.  In addition, the Independent Directors considered the size, education, background, and experience of the Investment Manager’s staff, including the mortgage finance and capital markets experience of the Investment Manager’s senior management team.  Lastly, the Independent Directors reviewed the Investment Manager’s ability to attract and retain quality and experienced personnel.  The Independent Directors concluded that the scope of services provided since inception and expected to be provided by the Investment Manager to the Funds, and the experience and expertise of the personnel performing such services, was consistent with the nature, extent, and quality expected of an investment adviser of investment vehicles such as the Funds.

PNMAC Mortgage Opportunity Fund, LP
Additional Information
(Unaudited)

(ii) The investment performance of the Funds and the Investment Manager.  The Independent Directors received information about the performance of the Funds and the Investment Manager in managing the Fund.  The Directors also received performance information regarding the Funds compared to certain indexes, benchmarks, and/or registered and non-registered funds managed by other investment advisers that had somewhat comparable investment programs.

(iii) Cost of the services to be provided and profits to be realized by the Investment Manager and its affiliates from the relationship with the Funds.  The Independent Directors considered the estimated cost of the services provided by the Investment Manager.  As part of their analysis, the Independent Directors gave substantial consideration to the compensation payable to the Investment Manager.  The Independent Directors noted that the compensation terms would remain the same.  In reviewing the management compensation, the Independent Directors considered the management fees and operating expense ratios of other registered and non-registered funds managed by other investment advisers that had somewhat comparable investment programs.  The Independent Directors also reviewed and took into account other relationships between the Funds and the Investment Manager and its related persons, including the shareholder servicing agreement between the Investment Manager and the Fund, the mortgage servicing agreements between the Master Fund and an affiliate of the Investment Manager, and a portfolio valuation agreement between the Fund and BlackRock, which has an investment in the Investment Manager’s parent company.  The Independent Directors also considered the compensation charged by the Investment Manager to its other clients, and found such compensation arrangements were comparable.  Finally, the Independent Directors took those other service agreements into account in the context of evaluating the profitability of the Investment Manager in respect of the overall relationship of the Investment Manager and its related persons to the Funds.

The Independent Directors concluded that the compensation that the Investment Manager would receive under the Investment Management Agreements was reasonable.

(iv) Economies of Scale.  The Independent Directors also considered that possible economies of scale from future growth of the Funds were not relevant inasmuch as the Funds were closed to any new investment and had limited terms.

The Independent Directors had an opportunity to have Executive Session with counsel to the Independent Directors.  During the course of their deliberations at the meetings on May 23-24, the Independent Directors thoroughly reviewed and evaluated the factors to be considered for approval of the Investment Management Agreements including, but not limited to:  the expenses incurred in performance of services by the Investment Manager; the compensation to be received by the Investment Manager under the Investment Management Agreements; the fees charged by the Investment Manager’s peers; the past performance of the Investment Manager; and the range and quality of services provided by the Investment Manager.

The Independent Directors expressed satisfaction with the information provided at the meetings on May 23-24 and prior meetings, and acknowledged that they had received sufficient information to consider and approve the continuance of the Investment Management Agreements.  No single factor was determinative to the decision of the Independent Directors.  Rather, after weighing all of the reasons discussed above, the Independent Directors unanimously approved the continuance of the Investment Management Agreement.

PNMAC Mortgage Opportunity Fund, LP
Additional Information
(Unaudited)

Shareholder Meeting – May 26, 2011 – Final Results

The Fund held a Special Meeting of Shareholders on May 26, 2011 at the Fund's offices in Calabasas, California.  At that meeting, common shareholders approved amendments to the "catchup" provisions of the investment management agreements of the Fund and of its portfolio partnership, the Master Fund.  A total of 359,602.1431 votes were cast in favor of the amendments, 176,085.5117 votes were cast against the amendments and no votes abstained.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s nominating committee charter does not contain any changes to procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed March 11, 2011.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to during this period.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PNMAC Mortgage Opportunity Fund, LP

By  /s/ Stanford L. Kurland
            Stanford L. Kurland, CEO

Date       9/8/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Stanford L. Kurland
            Stanford L. Kurland, CEO

Date       9/8/2011

By  /s/  Anne D. McCallion
           Anne D. McCallion, CFO

Date       9/8/2011